Cash and Cash Equivalents (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Cash	R$ 352,607		R$ 277,500	R$ 270,310
Cash equivalents	4,716,514	R$ 6,585,184	6,585,184	7,292,941
Total	5,069,121		6,862,684	7,563,251
Repurchase agreements	3,620,557		6,225,547	1,586
Private securities	839,130		0
Bank certificates of deposit	245,077		348,318	1,319,321
Time deposits	7,409		1,307	5,859,969
Other	4,341		10,012	112,065
Cash equivalents	R$ 4,716,514	R$ 6,585,184	6,585,184	R$ 7,292,941
Scenario, Previously Reported
Cash and Cash Equivalents [Line Items]
Repurchase agreements			1,307
Time deposits			R$ 6,225,547